Income Taxes	9 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Income Taxes

Note 15 — Income Taxes

The Company recorded a provision (benefit) for income taxes of $(1,505) and $(14) for the three months ended June 30, 2024 and 2023, respectively, and a provision (benefit) for income taxes of $(2,801) and $18 for the nine months ended June 30, 2024 and 2023, respectively. The provision (benefit) for income taxes for the three months and nine months ended June 30, 2024 and 2023 was calculated using the discrete year-to-date method. In connection with the acquisitions of EMI Solutions and RaGE Systems, the Company recognized additional deferred tax liabilities totaling $3,078 associated with acquired intangible assets. Based on the availability of these tax attributes, the Company determined that it expects to realize a greater portion of its existing deferred tax assets and for the three months and nine months ended June 30, 2024 the Company recognized income tax benefits of $1,507 and $2,803, respectively, principally resulting from reductions of the valuation allowance on its deferred tax assets.

For the three months and nine months ended June 30, 2023, the Company’s provision for income taxes differs from an amount calculated based on statutory tax rates principally due to the Company recording a valuation allowance against the net operating losses it generated during the period. The Company establishes a valuation allowance when necessary to reduce the carrying amount of its deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. In evaluating the Company’s ability to realize deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, potential limitations on the Company’s ability to carry forward net operating losses, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on these factors, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.